April 25, 2025

CONFIDENTIAL SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7561

Re: Datavault AI Inc.

Draft Registration Statement on Form S-3

Confidentially Submitted on April 25, 2025

CIK No. 0001682149

Ladies and Gentleman:

On behalf of our client, Datavault AI Inc. (the “Company”), we are submitting a draft Registration Statement on Form S-3 (the “Registration Statement”) via EDGAR to the Securities and Exchange Commission (the “SEC”) for confidential non-public review pursuant to the procedures of the SEC.

The Company undertakes to publicly file the Registration Statement and non-public draft submissions at least two (2) business days prior to the requested effective time and date of the Registration Statement requested by the Company pursuant to Rule 461 under the Securities Act of 1933, as amended.

Please do not hesitate to contact me by telephone at (603) 425-3210 with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Aaron M. Schleicher

Aaron M. Schleicher

Sullivan & Worcester LLP

cc: (via email)

Mr. Brett Moyer, Chief Financial Officer of Datavault AI Inc.